Pursuant Rule 497(e)
Registration No.'s 33-8021
333-11283
033-6502
002-85370
333-111662

SUNAMERICA EQUITY FUNDS

SUNAMERICA INCOME FUNDS

SUNAMERICA MONEY MARKET FUNDS, INC.

SUNAMERICA SERIES, INC.

SUNAMERICA SPECIALTY SERIES

(collectively, the “Funds”)

Supplement dated June 6, 2011 to the Statements of

Additional Information of the Funds

Effective May 16, 2011, Jeffrey S. Burum resigned as a Director/Trustee of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP1_ALLFUNDS-EXSFR_6-11